Related Party Disclosures - Summary of Loan From/To Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Swissfillon AG
Disclosure Of Transactions Between Related Parties [Line Items]
Interest received		€ 10	€ 20
SE Holdings Co.Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Interest paid	€ 5	5	6
Financial liabilities	(871)	(940)
Directors and Key Managers
Disclosure Of Transactions Between Related Parties [Line Items]
Interest received	€ 2	22	€ 53
Financial assets		€ 447